Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 2.0%
Cochlear Ltd.	259	$ 50,977
CSL Ltd.	384	66,295
		117,272
Belgium - 1.2%
KBC Group NV	905	69,421
Brazil - 1.5%
Itau Unibanco Holding SA, ADR	8,021	46,522
Klabin SA	10,358	39,772
		86,294
Canada - 1.5%
Canadian Pacific Kansas City Ltd.	1,127	89,709
China - 3.5%
BYD Co. Ltd., H Shares	4,000	140,561
Sungrow Power Supply Co. Ltd., Class A	6,580	65,417
		205,978
Denmark - 2.9%
Novo Nordisk AS, Class B	1,447	122,163
Novonesis (Novozymes), Class B	763	43,745
		165,908
France - 9.4%
Air Liquide SA	415	72,493
Cie de Saint-Gobain SA	628	58,890
Cie Generale des Etablissements Michelin SCA	2,025	70,423
Edenred SE	1,738	59,961
EssilorLuxottica SA	249	68,340
L'Oreal SA	236	87,564
Schneider Electric SE	288	73,044
Veolia Environnement SA	2,025	57,781
		548,496
Germany - 6.5%
Infineon Technologies AG	1,829	60,135
Merck KGaA	329	49,663
SAP SE	606	166,998
Siemens AG	464	99,471
		376,267
Greece - 0.9%
Eurobank Ergasias Services & Holdings SA, Class A	20,576	51,496
Hong Kong - 3.8%
AIA Group Ltd.	18,200	127,949
Hong Kong Exchanges & Clearing Ltd.	2,400	93,935
		221,884
India - 2.4%
HDFC Bank Ltd., ADR	2,335	141,594
Indonesia - 1.5%
Bank Rakyat Indonesia Persero Tbk. PT	335,600	86,661
	Shares	Value
COMMON STOCKS (continued)
Ireland - 5.9%
Accenture PLC, Class A	237	$ 91,233
Kerry Group PLC, Class A	1,172	120,355
TE Connectivity PLC	465	68,806
Trane Technologies PLC	167	60,579
		340,973
Italy - 0.4%
Terna - Rete Elettrica Nazionale	3,132	25,836
Japan - 13.7%
Daiichi Sankyo Co. Ltd.	2,700	75,277
Hitachi Ltd.	5,100	128,216
KDDI Corp.	2,500	83,290
Keyence Corp.	200	86,142
Recruit Holdings Co. Ltd.	1,600	111,667
SMC Corp.	100	37,839
Sony Group Corp., ADR	6,872	151,253
Sysmex Corp.	3,700	70,727
Tokio Marine Holdings, Inc.	1,600	52,773
		797,184
Kenya - 0.7%
Safaricom PLC	317,551	42,398
Mexico - 1.2%
Grupo Financiero Banorte SAB de CV, Class O	10,376	72,024
Netherlands - 2.5%
ASML Holding NV	72	53,263
Koninklijke Ahold Delhaize NV	2,604	92,279
		145,542
Norway - 1.2%
DNB Bank ASA	3,408	72,388
Peru - 1.1%
Credicorp Ltd.	340	62,254
Portugal - 1.1%
Jeronimo Martins SGPS SA	3,149	62,232
Republic of Korea - 2.8%
Samsung Electronics Co. Ltd.	1,566	55,928
Samsung SDI Co. Ltd.	190	28,788
Shinhan Financial Group Co. Ltd.	2,170	75,589
		160,305
Republic of South Africa - 0.8%
Woolworths Holdings Ltd.	14,886	46,266
Singapore - 1.1%
CapitaLand Investment Ltd.	36,900	66,430
Spain - 3.7%
Amadeus IT Group SA	756	55,322
Iberdrola SA	4,113	58,123
Industria de Diseno Textil SA	1,832	99,442
		212,887
Transamerica Funds

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden - 1.8%
Atlas Copco AB, A Shares	3,012	$ 50,318
Epiroc AB, Class A	2,775	52,881
		103,199
Switzerland - 4.3%
DSM-Firmenich AG	526	53,699
Lonza Group AG	121	76,725
Roche Holding AG	190	59,731
Sika AG	223	56,634
		246,789
Taiwan - 5.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,475	308,747
United Kingdom - 10.9%
AstraZeneca PLC	536	75,241
Aviva PLC	14,951	94,768
Croda International PLC	805	33,157
Greggs PLC	3,273	87,332
Haleon PLC	16,919	78,863
Halma PLC	2,252	84,363
National Grid PLC, ADR (A)	955	58,637
nVent Electric PLC	911	59,297
RELX PLC	1,254	62,269
		633,927
United States - 2.3%
Ferguson Enterprises, Inc.	283	51,257
Linde PLC	182	81,194
		132,451
	Shares	Value
COMMON STOCKS (continued)
Uruguay - 1.1%
MercadoLibre, Inc. (B)	33	$ 63,432
Total Common Stocks (Cost $5,336,371)		5,756,244
PREFERRED STOCK - 0.0% (C)
Brazil - 0.0% (C)
Klabin SA
6.03% (D)	2	2
Total Preferred Stock (Cost $0)		2
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (D)	11,860	11,860
Total Other Investment Company (Cost $11,860)		11,860
Total Investments (Cost $5,348,231)		5,768,106
Net Other Assets (Liabilities) - 0.8%		43,766
Net Assets - 100.0%		$ 5,811,872
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.8%	$677,949
Semiconductors & Semiconductor Equipment	7.3	422,145
Pharmaceuticals	6.6	382,075
Chemicals	5.9	340,922
Insurance	4.8	275,490
Electronic Equipment, Instruments & Components	4.6	268,099
Industrial Conglomerates	3.9	227,687
Electrical Equipment	3.4	197,758
Health Care Equipment & Supplies	3.3	190,044
Professional Services	3.0	173,936
Software	2.9	166,998
Personal Care Products	2.9	166,427
Consumer Staples Distribution & Retail	2.7	154,511
Household Durables	2.6	151,253
Hotels, Restaurants & Leisure	2.5	142,654
Machinery	2.4	141,038
Automobiles	2.4	140,561
Wireless Telecommunication Services	2.2	125,688
Food Products	2.1	120,355
Building Products	2.1	119,469
Multi-Utilities	2.0	116,418
Transamerica Funds

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Broadline Retail	1.9%	$109,698
Specialty Retail	1.7	99,442
Capital Markets	1.6	93,935
IT Services	1.6	91,233
Ground Transportation	1.6	89,709
Electric Utilities	1.5	83,959
Life Sciences Tools & Services	1.3	76,725
Automobile Components	1.2	70,423
Real Estate Management & Development	1.2	66,430
Biotechnology	1.2	66,295
Financial Services	1.0	59,961
Technology Hardware, Storage & Peripherals	1.0	55,928
Trading Companies & Distributors	0.9	51,257
Containers & Packaging	0.7	39,774
Investments	99.8	5,756,246
Short-Term Investments	0.2	11,860
Total Investments	100.0%	$ 5,768,106
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,446,310	$4,309,934	$—	$5,756,244
Preferred Stock	2	—	—	2
Other Investment Company	11,860	—	—	11,860
Total Investments	$1,458,172	$4,309,934	$—	$5,768,106
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $11,605, collateralized by cash collateral of $11,860. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at January 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica International Sustainable Equity

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Sustainable Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds